Consolidated Consolidated Statements of Cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 125,421	$ 98,178	$ 30,367
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation and amortization (Note 5)	69,272	46,935	41,405
Amortization and write-off of deferred financing costs	2,766	3,122	3,047
Amortization / accretion of above / below market acquired charters (Note 6)	12,010	7,287	11,696
Gain on sale of vessels (Note 5)	(47,275)	(46,812)	0
Equity compensation expense (Note 13)	3,790	2,043	2,049
Change in fair value of derivatives (Note 8)	10,959	3,167	0
Unrealized bonds exchange differences (Note 7)	(10,896)	(3,374)	0
Unrealized cash, cash equivalents and restricted cash exchange differences	(493)	0	0
Changes in operating assets and liabilities:
Trade accounts receivable, net	3,923	(3,170)	(165)
Prepayments and other assets	(3,768)	(201)	(1,384)
Due from related party	(3,636)	0	0
Inventories	(1,808)	(1,481)	(2,057)
Claims	(157)	(696)	339
Trade accounts payable	380	(252)	3,779
Due to related parties	(1,769)	(472)	(1,999)
Accrued liabilities	4,215	2,687	684
Deferred revenue	9,634	6,098	(1,005)
Dry-docking costs paid	0	(1,895)	(6,074)
Net cash provided by operating activities	172,568	111,164	80,682
Cash flows from investing activities:
Vessel acquisitions and improvements including time charter agreements (Notes 5, 6)	(117,233)	(368,096)	(185,247)
Advances for vessels under construction – related party (Note 5)	(24,000)	0	0
Net proceeds from sale of vessels (Note 5)	127,124	193,031	0
Net cash used in investing activities	(14,109)	(175,065)	(185,247)
Cash flows from financing activities:
Proceeds from long-term debt (Note 7)	206,276	204,266	270,850
Deferred financing costs paid	(4,347)	(6,131)	(4,765)
Payments of long-term debt (Note 7)	(218,954)	(145,471)	(153,573)
Repurchase of common units (Note 12)	(5,911)	(4,499)	0
Dividends paid (Note 12)	(12,155)	(7,613)	(17,075)
Net cash (used in) / provided by financing activities	(35,091)	40,552	95,437
Net increase / (decrease) in cash, cash equivalents and restricted cash	123,368	(23,349)	(9,128)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	493	0	0
Cash, cash equivalents and restricted cash at the beginning of the year	30,987	54,336	63,464
Cash, cash equivalents and restricted cash at the end of the year	154,848	30,987	54,336
Supplemental cash flow information
Cash paid for interest	49,179	15,750	15,347
Non-Cash Investing and Financing Activities
Seller’s credit agreements in connection with the acquisition of vessel owning companies (Notes 5, 7)	0	16,000	0
Financing arrangements and credit facility assumed in connection with the acquisition of vessel owning companies (Notes 5, 7)	0	866,344	0
Issuance of common units in connection with the acquisition of vessel owning companies (Notes 5, 12)	0	15,277	0
Re-issuance of treasury units in connection with the acquisition of a vessel owning company (Notes 5, 12)	6,583	0	0
Capital expenditures included in liabilities	1,663	1,008	2,507
Capitalized dry-docking costs included in liabilities	29	123	1,649
Deferred financing costs included in liabilities	220	112	6
Expenses for sale of vessels included in liabilities (Note 5)	1,300	1,984	0
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	144,635	20,373	47,336
Restricted cash - Non-current assets	10,213	10,614	7,000
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 154,848	$ 30,987	$ 54,336